Note 6. Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Accrued Liabilities [Table Text Block]
	December 31,
(in $000's)	2012	2011
Payroll & related costs	$92	$115
Sales commissions	$139	$90
Ocean Freight	$180	$105
Sales Tax	$163	$12
Warranty	$71	$87
Legal / settlement fees (*see note below)	$13	$505
Other accrued expenses	$382	$386
Total	$1,040	$1,300

Schedule of Product Warranty Liability [Table Text Block]
	Year Ended December 31,
Warranty provision:	2012	2011
Beginning Balance	$87	$75
Additions	$127	$212
Payments	$(143)	$(200)
Balance at end of year	$71	$87